Statement of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net Income	$ (301,475)	$ (189,394)					$ (2,689,205)
Operating Expenses
Consultant Fee		10,000					63,750
Amortization Expense - Intangibles				$ 56,420			28,658	$ 0
AMERICAN ACQUISITION OPPORTUNITY INC.
Professional Fees	(31,578)	(163,615)	$ (409,807)	(239,819)		$ (513,762)	(662,568)
General and Administrative	(332,253)	(144,350)	(413,745)	(790,909)		(503,057)	(559,081)
Total Expenses	(363,831)	(307,965)	(823,552)	(1,030,728)		(1,016,819)	(1,221,649)
Gain (Loss) on Warrant Fair Value Adjustment	(347,642)	412,481	3,918,376	(499,254)		3,328,201	5,087,628
Other Income	38,330	(69,849)	(42,056)	202,710		5,404	22,729
Net Income	$ (673,143)	$ 34,667	$ 3,052,768	$ (1,327,272)	$ 3,052,768	$ 2,316,786	$ 3,888,708
Weighted average shares outstanding, basic and diluted	3,500,611	4,457,431	7,098,632	3,563,318		11,115,481	6,246,353
Basic and diluted net income per ordinary share	$ (0.23)	$ 0.01	$ 0.43	$ (0.41)		$ 0.21	$ 0.62
ROYALTY MANAGEMENT CORPORATION
Total Expenses	$ 174,391	$ 95,306		$ 527,525	205,506		$ 2,425,929	0
Other Income	$ 90,753	$ 34,890		224,408	57,390		172,686	$ 0
Net Income				$ (796,116)	$ (2,474,894)		$ (2,689,205)
Weighted average shares outstanding, basic and diluted	6,887,971	6,254,205		6,887,971	6,254,205		6,890,281	5,943,750
Basic and diluted net income per ordinary share	$ (0.04)	$ (0.03)		$ (0.12)	$ (0.40)		$ (0.39)	$ (0.01)
RMC Environmental Services	$ 51,190	$ 12,390		$ 103,030	$ 12,390		$ 104,810	$ 0
Fee Income	19,563	0		56,378	0		376	0
Rental Income	20,000	22,500		65,000	45,000		$ 67,500	0
Operating Expenses
Administrative Expenses	$ 0	$ 97		$ 0	$ 227			$ 0
Bank Fees & Service Charges	2,070	0		16,868	20		94	0
Sponsorship Expense							15,000	0
Professional Fees	$ 40,362	$ 17,514		$ 89,243	$ 37,514		$ 95,787	$ 0
Printing	0	869		0	869		869	0
Software & apps	180	75		540	125		265	0
Payroll	22,778	0		75,066	0		30,419	0
Payroll Taxes	1,795	0		6,329	0		2,942	0
Employee Insurance	2,417	0		7,075	0		718	0
Board of Directors Comp	15,000	25,000		50,000	40,000		60,000	0
Consultant Fee	18,750	18,750		56,250	56,250		75,000	0
Officers' Salaries	$ 37,500	$ 18,750		$ 112,500	$ 56,250		75,000	0
Contractor Services	0	6,873		0	6,873
Rent/Lease	$ 19,065	$ 7,343		$ 74,620	$ 7,343		59,052	0
Travel	1,717	0		7,254	0
Fuel	3,276	0		6,460	0		3,425	0
Equipment Rentals	143	0		513	0		44	0
Small Equipment	0	0		674	0		1,197	0
Repair & Maintenance	0	0		1,213	0
Liability Insurance	4,189	0		4,189	0
Telephone	921	0		2,026	0		319	0
Utilities	4,228	36		16,705	36		5,570	0
Impairment Loss							(2,000,000)	0
Net Loss from Operations	(83,638)	(60,416)		(303,117)	(148,116)		(2,253,243)	0
Interest Income	13,020	11,725		223,828	15,963		149,808	0
Income/Loss from Investment	0	40,852		0	162,509		165,604	1,639
Amortization Expense - Intangibles	(18,807)	0		(56,420)	0		(28,658)	0
Convertible Debt Interest	(212,050)	(181,554)		(660,407)	(505,249)		(722,717)	(58,215)
Total Other Income and Expense	(217,837)	(128,978)		(492,999)	(2,326,777)		(435,962)	(56,577)
Net Loss for the Period	$ (301,475)	$ (189,394)		$ (796,116)	$ (2,474,894)		$ (2,689,205)	$ (56,577)